FINANCIAL INSTRUMENTS (Details 12) R$ in Thousands	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Contractual maturities	R$ 59,264,806
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	20,805,039
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	10,423,441
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	12,454,829
Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	15,581,497
Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Contractual maturities	45,473,912
Borrowings And Financing [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	7,701,796
Borrowings And Financing [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	10,126,875
Borrowings And Financing [Member] | Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	12,315,903
Borrowings And Financing [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	15,329,338
Leases [Member]
IfrsStatementLineItems [Line Items]
Contractual maturities	733,761
Leases [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	137,638
Leases [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	208,039
Leases [Member] | Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	138,412
Leases [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	249,672
Derivatives [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	996,495
Derivatives [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	936,027
Derivatives [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	60,468
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Contractual maturities	7,770,580
Trade Payables [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	7,739,520
Trade Payables [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	28,059
Trade Payables [Member] | Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	514
Trade Payables [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	2,487
Trade Payables Drawee Risk [Member]
IfrsStatementLineItems [Line Items]
Contractual maturities	4,209,434
Trade Payables Drawee Risk [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	4,209,434
Dividends And Interest On Equity [Member]
IfrsStatementLineItems [Line Items]
Contractual maturities	80,624
Dividends And Interest On Equity [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	R$ 80,624